Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
REVENUES
Oil and natural gas sales	$ 137,816		$ 12,935	$ 370
Total revenues	137,816		12,935	370
OPERATING EXPENSES
Lease operating	8,518		2,576	16
Transportation, gathering and compression	18,114		67
Production and ad valorem taxes	7,084		77	1
Depreciation, depletion and amortization	89,218		6,163	404
Exploration	21,186		3,022	4,692
General and administrative	45,392		21,276	4,425
Accretion of asset retirement obligations	791		364
Impairment of proved oil and gas properties	34,855		2,081
Gain on sale of assets	(960)			(372)
Gain on reduction of pension obligations	(2,208)		0
Total operating expenses	221,990		35,626	9,166
OPERATING LOSS	(84,174)		(22,691)	(8,796)
OTHER INCOME (EXPENSE)
Gain on derivative instruments	20,791
Interest income (expense), net	(48,347)		(20,850)	37
Other income	353
Total other income (expense), net	(27,203)		(20,850)	37
LOSS BEFORE INCOME TAXES	(111,377)	[1]	(43,541)	(8,759)
INCOME TAX EXPENSE	71,799	[1]
NET LOSS	$ (183,176)		$ (43,541)	$ (8,759)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (1.27)		$ (0.58)	$ (0.63)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	144,369		75,261	13,880

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.